Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Net operating loss carryforwards	$ 478,000	$ 564,000
Total deferred income tax assets	180,000	118,000
Valuation allowance	(180,000)	(118,000)
Ocean Biomedical Inc [Member]
Organization and start-up costs	46,000	324,000
Net operating loss carryforwards	1,338,000	294,000
Stock-based compensation	14,475,000	11,876,000
Losses-put option and warrant issuance	226,000
Total deferred income tax assets	16,085,000	12,494,000
Valuation allowance	(16,085,000)	(12,494,000)
Deferred tax asset, net of allowance